Acquisition of a Subsidiary - Additional Information (Detail) $ in Thousands, $ in Thousands				12 Months Ended
	Apr. 30, 2022 HKD ($)	Apr. 30, 2021 HKD ($)	Aug. 03, 2020 USD ($) shares	Apr. 30, 2021 HKD ($)	Aug. 03, 2020 HKD ($) shares	Jun. 30, 2020 shares
Disclosure of acquisition of subsidiary [line items]
Cash transferred					$ 23,259
Revenue of combined entity				$ 196,593
Profit loss of combined equity				168,748
Goodwill					$ 58,675
Gross contractual amounts receivable for acquired receivables	$ 293
Useful life measured as period of time, intangible assets other than goodwill	7 years
PolicyPal Pte Ltd [Member]
Disclosure of acquisition of subsidiary [line items]
Percentage of issued shared capital acquired			51.00%		51.00%
Cash transferred			$ 3,000		$ 23,259
Profit loss of acquire				(8,679)
Revenue of acquire				$ 2,333
Goodwill					$ 58,675
Acquisition related Costs		$ 52
Percentage of non controlling interest acquired	49.00%
Class A ordinary shares [member]
Disclosure of acquisition of subsidiary [line items]
Number of shares issued | shares						3,878,000
Class A ordinary shares [member] | PolicyPal Pte Ltd [Member]
Disclosure of acquisition of subsidiary [line items]
Number of shares issued consideration for acquisition | shares			702,765
Number of shares issued | shares			702,765		702,765